Unaudited Condensed Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities
Loss before tax	£ (19,029)	£ (6,186)
Adjustments to reconcile loss before tax to net cash flows from operating activities:
Depreciation of right-of-use assets	324	156
Depreciation of tangible fixed assets	594	232
Amortisation of intangible assets	1,133	6
Revenue settled with non-cash consideration	0	(3,349)
Loss recognised from joint venture	293	375
Finance income	(73)	(2)
Finance expenses	55	30
R&D tax credits	(998)	(242)
Share-based payment charge	3,560	444
Foreign exchange (gain)/loss	(59)	1
Changes in working capital:
(Increase)/decrease in trade receivables	(82,898)	52
Increase in other receivables and contract assets	(1,292)	(860)
Increase/(decrease) in contract liabilities and other advances	77,077	(1,951)
Increase in trade payables	7,507	1,354
Increase in other payables	2,666	961
Increase in inventories	(24)	0
Interest received	73	2
Interest paid	(1)	(1)
Income taxes received	3,172	0
Net cash flows used in operating activities	(7,920)	(8,978)
Investing activities
Purchase of property, plant and equipment	(4,312)	(1,623)
Purchase of intangible assets	(2)	(13)
Additional investment in joint venture	0	(366)
Net cash flows used in investing activities	(4,314)	(2,002)
Financing activities
Proceeds from issue of share capital, net of transactions costs	0	21,104
Cash paid on net settlement of share based payments	(2,283)	0
Payments of obligations under lease liabilities	(388)	(169)
Net cash flows from financing activities	(2,671)	20,935
Net (decrease)/increase in cash and cash equivalents	(14,905)	9,955
Exchange gain/(loss) on cash and cash equivalents	34	(5)
Cash and cash equivalents at the beginning of the year	562,173	62,584
Cash and cash equivalents at the end of the period	547,302	72,534
Supplemental disclosure of operating inflow information
Cash flow from collaborations	4,862	158
Amounts invoiced during the period	(85,773)	(125)
Foreign exchange (gains)/losses on trade receivables	(1,987)	19
(Increase)/decrease in trade receivables	(82,898)	52
Supplemental Non-Cash Investing Information
Change in capital expenditures recorded within trade payables	2,172	(457)
Change in capital expenditures recorded within other payables	£ 326	£ (463)